1933 Act
                                                                     Rule 497(j)


May 30, 2003                                                           VIA EDGAR
                                                                       ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:      PHL VARIABLE ACCUMULATION ACCOUNT
         PHL VARIABLE INSURANCE COMPANY
         REGISTRATION NOS. 033-87376 AND 811-08914


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statements of Additional Information do not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on May 30, 2003.

If you have any questions concerning this filing, please call the undersigned at 860/403-5788.


Very truly yours,


/s/ Richard J. Wirth
--------------------
Richard J. Wirth
Vice President and Insurance & Investment Products Counsel
The Phoenix Companies, Inc.